Net Income (loss) per Share - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net income (loss) attributable to ordinary shareholders - basic	$ (56,395,029)	¥ (387,744,018)	¥ 409,492,179	¥ 207,583,868
Net income (loss) attributable to ordinary shareholders	$ (56,395,029)	¥ (387,744,018)	¥ 409,492,179	¥ 207,583,868
Weighted average number of ordinary shares outstanding - basic	200,480,910	200,480,910	195,467,414	192,674,014
Weighted average number of ordinary shares outstanding-diluted	200,480,910	200,480,910	205,671,904	200,765,917
Basic net income (loss) per share | (per share)	$ (0.28)	¥ (1.93)	¥ 2.09	¥ 1.08
Diluted net income (loss) per share | (per share)	$ (0.28)	¥ (1.93)	¥ 1.99	¥ 1.03
Share options
Plus: share options and restricted shares			8,592,663	7,422,663
Restricted shares
Plus: share options and restricted shares			1,611,827	669,240